Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge for year		€ 61,000,000	€ 66,000,000
Consideration	€ 500,000,000
Impairment charge	0		0
DIY business in Belgium and Netherlands [member] | Europe Distribution [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	€ 20,000,000
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge for year		43,000,000	45,000,000
Customer-related intangible assets [member] | Discontinued operations [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge for year		€ 0	€ 5,000,000	€ 9,000,000